CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (USD $)	9 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 12,372,080	$ 25,630,716
Adjustments to reconcile net income to cash used in operating activities:
Depreciation	1,037,539	1,074,925
Amortization and depletion	273,024	1,175,244
Bad debt expense	362,544	31,479
Change in fair value of warrants	(4,526,330)	(13,663,378)
Warrants granted for service		325,285
Reservation of mine maintenance fee	43,674	212,259
Equity investment income	(3,252)
Change in operating assets and liabilities
Accounts receivable, trade	(3,509,574)	(10,167,772)
Notes receivable	(1,572,000)	(1,932,432)
Other receivables	(1,198,467)	(1,974,874)
Inventories	(4,467,994)	(4,991,051)
Advances to suppliers	(4,104,990)	26,108
Accounts payable, trade	(142,481)	137,638
Other payables and accrued liabilities	(536,543)	(876,867)
Customer deposits	(39,784)	46,838
Taxes payable	(1,226,634)	367,959
Net cash used in operating activities	(7,239,188)	(4,577,923)
CASH FLOWS FROM INVESTING ACTIVITIES:
Principal advances of loans receivable	(1,901,400)	(2,056,795)
Repayment of loans receivable		2,513,308
Long-term investment		(1,199,200)
Repayment of loans receivable	7,832,653
Payments on equipment and construction-in-progress	(15,845,887)	(2,022,663)
Prepayments on construction-in-progress	(13,362,000)	(515,607)
Refunds of coal mine acquisition prepayments	7,893,012
Refunds of construction prepayments		4,646,900
Prepayments on land use rights	(1,900,925)	(3,537,640)
Prepayments on mine acquisitions		(8,095,177)
Net cash used in investing activities	(17,284,547)	(10,266,874)
CASH FLOWS FROM FINANCING ACTIVITIES:
Change in restricted cash	(3,644,000)	3,747,500
Cash proceeds from exercise of warrants		1,318,536
Proceeds from notes payable	4,716,000	19,487,000
Repayments of notes payables		(22,485,000)
Proceeds from short-term loans - bank	10,689,600
Repayments of short-term loans - bank	(10,060,800)	(524,650)
Proceeds from (repayments of) related parties	(201,572)	800,780
Net cash provided by financing activities	1,499,228	2,344,166
EFFECT OF EXCHANGE RATE ON CASH	408,167	220,486
DECREASE IN CASH	(22,616,340)	(12,280,145)
CASH, beginning of period	26,266,687	17,403,008
CASH, end of period	3,650,347	5,122,863
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	3,691,322	3,033,071
Cash paid for interest expense, net of capitalized interest	1,037,842	393,933
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Transferred from advances to suppliers to other receivables	585,003
Construction-in-progress acquired with prepayments made in prior year		4,873,249
Reclassification of derivative liability to equity related to exercise of warrants		2,056,498
Reclassification of prepayment for coal mine acquisition to advance to suppliers	1,110,261
Reclassification of coal mine prepayment made in prior year to receivable, mine acquisition prepayments	$ 16,956,496